BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1.     BASIS OF PRESENTATION

  The accompanying unaudited interim consolidated financial statements of Agnico-Eagle Mines Limited ("Agnico-Eagle" or the "Company") have been prepared in accordance with United States generally accepted accounting principles ("US GAAP") in US dollars. They do not include all of the disclosures required by US GAAP for annual financial statements. Accordingly, these unaudited interim consolidated financial statements should be read in conjunction with the fiscal 2011 audited annual consolidated financial statements, including the accounting policies and notes thereto, included in the Annual Report and Annual Information Form/Form 20-F for the year ended December 31, 2011. In the opinion of management, the unaudited interim consolidated financial statements reflect all adjustments, which consist only of normal and recurring adjustments necessary to present fairly the financial position as at June 30, 2012 and the results of operations and cash flows for the three and six months ended June 30, 2012 and June 30, 2011.

  Operating results for the three and six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.